PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31:

	2018	2017
Office equipment	$332,932	251,415
Accumulated depreciation	(140,867)	(96,869)
Property and equipment, net	$192,065	154,546

Depreciation expense for the years ended December 31, 2018 and 2017 was $43,998 and $22,908, respectively.